PRINCIPAL ACCOUNTING POLICIES - Restatement of Previously Issued Unaudited Consolidated Balance Sheets (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Prepayments and other current assets, net of allowance for doubtful accounts		¥ 20,606,632	$ 1,271,012	¥ 8,848,534		¥ 6,148,787
Total current assets		80,380,745	22,187,915	154,467,831		33,014,021
TOTAL ASSETS		94,696,688	26,064,977	181,459,156		164,687,440
Short-term borrowings		84,272,527	16,881,566	117,526,089		112,461,383
Total current liabilities		488,310,055	151,984,055	1,058,082,595		908,423,767
Total liabilities		492,523,620	152,882,056	1,064,334,300		908,423,767
Ordinary shares						6,502,658
Additional paid-in capital		2,573,788,331	364,783,889	2,539,552,478		2,496,069,065
Statutory reserves		28,071,982	4,032,288	28,071,982		28,071,982
Accumulated deficit		(2,960,282,699)	(489,938,842)	(3,410,856,231)		(3,233,061,063)
The9 Limited shareholders' deficit		(351,696,153)	(120,520,543)	(839,039,915)		(711,621,914)
Total shareholders' deficit		(746,873,480)	(176,954,479)	(1,231,921,692)	¥ (1,135,210,503)	(1,084,810,866)	¥ (802,350,840)	¥ (702,054,457)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY		94,696,688	26,064,977	181,459,156		¥ 164,687,440
Class A ordinary shares
Ordinary Shares		10,852,149
Ordinary shares			1,051,610	7,321,099
Class B ordinary shares
Ordinary shares		648,709	$ 93,181	648,709
Restated
Prepayments and other current assets, net of allowance for doubtful accounts	$ 2,944,988	20,806,632
Total current assets	11,405,465	80,580,745
TOTAL ASSETS	13,431,755	94,896,688
Short-term borrowings	16,938,193	119,670,027
Total current liabilities	74,125,993	523,707,555
Total liabilities	74,722,384	527,921,120
Additional paid-in capital	371,752,420	2,626,468,024
Statutory reserves	1,037,007	7,326,560
Accumulated deficit	(428,502,706)	(3,027,414,470)
The9 Limited shareholders' deficit	(54,761,242)	(386,893,653)
Total shareholders' deficit	(110,694,962)	(782,070,980)		¥ (1,231,921,692)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	13,431,754	94,896,688
Restated | Class A ordinary shares
Ordinary Shares		10,719,683
Ordinary shares	1,536,022	10,719,683
Restated | Class B ordinary shares
Ordinary shares	$ 91,819	781,175
Adjustments
Prepayments and other current assets, net of allowance for doubtful accounts		200,000
Total current assets		200,000
TOTAL ASSETS		200,000
Short-term borrowings		35,397,500
Total current liabilities		35,397,500
Total liabilities		35,397,500
Additional paid-in capital		52,679,693
Statutory reserves		(20,745,422)
Accumulated deficit		(67,131,771)
The9 Limited shareholders' deficit		(35,197,500)
Total shareholders' deficit		(35,197,500)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY		200,000
Adjustments | Class A ordinary shares
Ordinary Shares		(132,466)
Adjustments | Class B ordinary shares
Ordinary shares		¥ 132,466